Notes to the consolidated financial statements - Research and development expenses (Details) - Research and development expenses - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Notes to the consolidated financial statements
Materials	€ (29,618)	€ (5,893)
Personnel	(24,326)	(25,209)
Amortization and depreciation	(3,866)	(3,051)
Patents and fees to register a legal right	(2,536)	(2,372)
Third-party services	28,525	(246,185)
Maintenance and lease	(789)	(291)
Other	(2,324)	(1,727)
Total	(34,934)	(284,728)
Salary and salary-related expenses	23,846	24,637
Expenses from share-based payments	480	€ 572
Reversal of provision of onerous contracts	€ 36,769